Summary of Tax Effects of Temporary Differences Included in Net Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Future policy benefits and claims	$ 781	$ 953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383
Gross deferred tax assets	1,411	1,956
Valuation allowance	(10)	(17)
Gross deferred tax assets, net of valuation allowance	1,401	1,939
Deferred tax liabilities
Deferred policy acquisition costs	971	1,577
Available-for-sale securities	589	536
Other	311	278
Gross deferred tax liabilities	1,871	2,391
Net deferred tax liability	$ 470	$ 452